Debt - Long-term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term debt - principal outstanding	$ 251.1	$ 116.9
Current portion of long-term debt - debt issuance costs	(9.1)	(7.6)
Current portion of long-term debt	242.0	109.3
Long-term debt - principal outstanding	3,718.1	3,533.5
Long-term debt - debt issuance costs	(55.2)	(70.8)
Long-term debt	3,662.9	3,462.7
Total - principal outstanding	3,969.2	3,650.4
Total - debt issuance costs	(64.3)	(78.4)
Long-term Debt	$ 3,904.9	$ 3,572.0